FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 7, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:  FEDERATED INCOME SECURITIES TRUST (the “Registrant”)

     Federated Prudent DollarBear Fund (the “Fund”)

Class A Shares

Class B Shares

Institutional Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 178 under the Securities Act of 1933 and Amendment No. 171 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on April 10, 2017 pursuant to the provisions of Rule 485(a)(1) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Appendix B to the Prospectus to reflect sales charge waivers for shareholders purchasing through certain financial intermediaries.

Pursuant to Investment Company Act Release No. 13,768, the Fund respectfully requests selective review by the Staff of the Securities and Exchange Commission (“Staff”) of those sections in Part A and Part B of its Registration Statement which are not substantially similar to disclosure contained in Parts A and B in the Registration Statement of Federated Global Total Return Bond Fund (“FGTRBF”), a portfolio of Federated International Series, Inc., 1933 Act File No. 2-91776 and 1940 Act File No. 811-3984. FGTRBF filed a Rule 485(a) filing on October 14, 2016 (Accession No. 0001623632-16-003931) and Staff comments were resolved on December 16, 2016.

The following is a list of sections and sub-sections of the Fund’s Registration Statement which are substantially similar to FGTRBF.

Prospectus - Risk/Return Summary: Investments, Risks and Performance What are the Main Risks of Investing in the Fund? Prospectus - What are the Specific Risks of Investing in the Fund?

The following risks disclosed in the Fund appear in FGTRBF:

•         Currency Risk

•         Eurozone Related Risk

•         Interest Rate Risk

•         Issuer Credit Risk

•         Counterparty Credit Risk

•         Risk of Foreign Investing

•         Liquidity Risk

•         Leverage Risk

•         Risk of Investing in Emerging Market Countries

•         Risk Related to the Economy

•         Risk of Investing in Derivative Contracts and Hybrid Instruments

•         Custodial Services and Related Investment Costs

•         Technology Risk

Prospectus - What are the Fund’s Principal Investments?

The following securities descriptions disclosed in the Fund appear in FGTRBF:

•         Foreign Corporate Debt Securities

•         Foreign Exchange Contracts

•         Derivative Contracts

•         Futures Contracts

•         Option Contracts

•         Swap Contracts

•         Foreign Government Securities

•         Treasury Securities

•         Hybrid Instruments

•         Investing in Securities of Other Investment Companies

•         Asset Segregation

•         Investment Ratings for Investment Grade Securities

Statement of Additional Information – Securities in Which the Fund Invests

The following securities descriptions disclosed in the Fund appear in FGTRBF:

•         Warrants

•         Investing in Exchange-Traded Funds

•         Derivative Contracts

•         Futures Contracts

•         Interest Rate Futures

•         Index Futures

•         Security Futures

•         Option Contracts

•         Call Options

•         Put Options

•         Swap Contracts

•         Interest Rate Swaps

•         Caps and Floors

•         Total Return Swaps

•         Credit Default Swaps

•         Currency Swaps

•         Volatility Swaps

•         Repurchase Agreements

•         Hybrid Instruments

•         Credit Linked Note

•         Asset Segregation

•         Inter-Fund Borrowing and Third-Party Lending Arrangements

•         Securities Lending

•         Investing in Securities of Other Investment Companies

Statement of Additional Information – Investment Risks

The following risks disclosed in the Fund appear in FGTRBF:

•         Risk of Investing in Derivative Contracts and Hybrid Instruments

•         Risk Associated with Investment Activities of Other Accounts

•         Cybersecurity Risk

The Registrant confirms that it will review and consider or address applicable SEC comments received from the Staff on Rule 485(a) filings submitted by other Federated Investors Funds at the Fund’s next scheduled annual update.

Finally, the Registrant notes that pursuant to the Staff’s IM Guidance Update No. 2016-06, the Registrant intends to submit under separate correspondence a request under Rule 485(b)(1)(vii), to treat this filing as the “Template filing” to avoid the need to file multiple Rule 485(a) filings for other Federated Investors Funds with substantially identical disclosure as it relates to the addition of Appendix B. The addition of Appendix B under Rule 485(b) to other Federated Investors Funds (the “Replicant Filings”) will include substantially identical disclosure as it relates to the addition of Appendix B, incorporate changes made to the disclosure included in the Template filing to resolve any staff comments thereon, not include any other changes that would otherwise render them ineligible for filing under Rule 485(b), and will seek automatic effectiveness.

If you have any questions on the enclosed material, please contact me at 724-720-8840.

Very truly yours,

/s/ Leslie C. Petrone

Leslie C. Petrone

Senior Manager

Enclosures